Convertible Notes Payable (Details) - USD ($)	1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	May 28, 2020	Nov. 27, 2018	Jun. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2019
Securities purchase agreement, description		The note matures on or before the earlier of (i) the 90th day subsequent to the issuance date of the note, and (ii) the Company's receipt of a minimum of $1,000,000 as a result of the Company closing the sale (the "financing") of any equity or debt securities of the Company (either, a "Maturity Date").
Original issue discount, percentage		10.00%
Original issue discount				$ 328,125
Commission and fees			$ 366,500	$ 366,500
Dentures bears interest rate		5.00%	130.00%	130.00%
Incurred debt costs			$ 1,299,677	$ 1,299,677
Fair value of placement agent warrants			933,177	933,177
Amortization expense			71,664	71,664
Unamortized debt costs			1,228,013	1,228,013		$ 1,576,036
Debt discount				1,653,448
Discount related to fair value of warrants				1,325,323
Securities Purchase Agreement [Member]
Securities purchase agreement, description	(i) $2,953,125 in the aggregate principal amount of 12.5% Original Issue Discount Senior Subordinated Secured Convertible Debentures (the "Debentures"), and (ii) 1,845,703 common stock purchase warrants (the "Warrants"), which represents 100% warrant coverage. The Company received a total of $2,226,000 in net proceeds from the offering, after deducting the 12.5% original issue discount of $328,125, offering expenses and commissions, including the placement agent's commission and fees of $295,000, reimbursement of the placement agent's and lead investor's legal fees and the Company's legal fees in the aggregate amount of $100,000 and escrow agent fees of $4,000. The Company also agreed to issue to the placement agent, as additional compensation, 369,141 common stock purchase warrants exercisable at $2.00 per share.
Aggregate principal amount	$ 2,953,125
Original issue discount, percentage	12.50%
Common stock purchase warrants	1,845,703
Proceeds from offering	$ 2,226,000
Commission and fees	295,000
Legal fees aggregate amount	100,000
Escrow agent fees	$ 4,000
Warrant exercisable per share	$ 2.00
Common stock purchase warrants	369,141
Debentures maturity date	May 28, 2021
Dentures bears interest rate	8.00%
Debenture conversion, description	The Debentures are convertible into shares of Common Stock at any time following the date of issuance at the Purchasers' option at a conversion price of $1.60 per share, subject to certain adjustments. The Debentures are subject to mandatory conversion in the event the Company closes an equity offering of at least $5,000,000 resulting in the listing of the Company's common stock on a national securities exchange. The Debentures rank senior to all existing and future indebtedness of the Company and its subsidiaries, except for approximately $508,000 of outstanding senior indebtedness.
Amortization expense			$ 77,412	$ 77,412
Convertible Notes Payable [Member]
Accrued interest payable							$ 322,554
Convertible Note payable, description					Pre-Merger Recruiter.com had issued four convertible notes totaling $255,000 as of March 31, 2019. Of these notes, two notes totaling $200,000 were held by shareholders. The notes were due on demand and bore interest at 10% per year. The notes could have been converted into preferred stock of Pre-Merger Recruiter.com at any time after such preferred stock was offered for sale. The conversion price was 75% of the price paid by investors. No preferred stock was authorized or offered for sale by Pre-Merger Recruiter.com.